Acquisitions (Pending 2015 Acquisition and 2014 Acquisition) (Schedules) (Details) (Details) € in Millions, $ in Millions	Nov. 19, 2014 EUR (€)	Nov. 19, 2014 USD ($)	Nov. 11, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Business Acquisition [Line Items]
Goodwill				$ 29,001.6	$ 23,748.8	$ 13,877.6
Ziggo Acquisition [Member]
Business Acquisition [Line Items]
Business acquisition, cash consideration			$ 1,872.9
Fair value of the pre-existing investment in Ziggo			2,015.4
Cost of acquired entity			8,794.1
Cash and cash equivalents			1,889.7
Other current assets			69.6
Property and equipment, net			2,714.9
Goodwill			7,724.3
Intangible assets subject to amortization			5,000.9
Other assets, net			394.6
Current portion of long-term debt and capital lease obligations			(604.0)
Other accrued and current liabilities			(443.5)
Long-term debt and capital lease obligations			(5,351.5)
Other long-term liabilities			(1,520.3)
Noncontrolling interest			(1,080.6)
Total purchase price			8,794.1
Ziggo Acquisition [Member] | Class A ordinary shares, $0.01 nominal value. Issued and outstanding 251,167,686 and 222,081,117 shares, respectively
Business Acquisition [Line Items]
Liberty Global Class A & C ordinary shares			1,448.7
Ziggo Acquisition [Member] | Class C Ordinary Shares [Member]
Business Acquisition [Line Items]
Liberty Global Class A & C ordinary shares			$ 3,457.1
Ziggo NCI Acquisition [Member]
Business Acquisition [Line Items]
Business acquisition, cash consideration	€ 209.0	$ 260.7
Cost of acquired entity		950.7
Reduction of noncontrolling interests		927.2
Additional paid-in capital		$ 23.5